S-K 1603(a)(9) Restrictions on Selling Securities - Founder Shares [Member]	Oct. 01, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earliest of (A) 180 days after the completion of our initial business combination; (B) the date following the completion of our initial business combination on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading-day period commencing at least 150 days after the completion of our initial business combination; and (C) the date on which we complete a liquidation, merger, share exchange, reorganization or similar transaction following our initial business combination that results in all public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	NC Fortune Global Limited, our directors and officers, and any permitted transferees that become subject to the letter agreement
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted: (a) among the Sponsor and the Sponsor’s officers, directors, members, shareholders, partners, employees, affiliates and immediate family members of any of the foregoing, and to the officers, directors, advisors and consultants of the Company and to the underwriters; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon the death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the Combination Period, or in connection with the consummation of the initial business combination, in each case at prices no greater than the price at which the securities were originally purchased; (g) by virtue of the laws of the British Virgin Islands or the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to the Company for no value for cancellation in connection with the consummation of the initial business combination; (i) in the event of the Company’s liquidation prior to the completion of the initial business combination; or (j) in connection with a liquidation, merger, share exchange or other similar transaction following the completion of the initial business combination that results in all public shareholders having the right to exchange their ordinary shares for cash, securities or other property; provided that, in the case of clauses (a) through (g), the transferee agrees in writing to be bound by the transfer restrictions and other obligations contained in the letter agreement.